Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions	$ 8	$ 0	$ 0
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions	16	0	0
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Beginning balance	16	13	17
Reductions due to a lapse of the applicable statute of limitation	(3)	0	(7)
Other movements	0	3	3
Ending balance	$ 37	$ 16	$ 13